SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	¥ 22,429,739	$ (3,437,515)	¥ 31,047,475	$ 4,459,690